Annual Principal Payments on Federal Home Loan Bank Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
2014	$ 265
2015	171
2016	6,165
2017	20,127
2018	118
Thereafter	145
Federal home loan bank, advances	$ 26,991	$ 32,439